TAX MATTERS - DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 99,631,000	$ 125,163,000	$ 131,326,000
Deferred tax liabilities	20,378,000	30,221,000	43,942,000
Increarse [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	43,128,310	19,324,000
Deferred tax liabilities	1,560,950	569,000
Decrease [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	69,768,000	14,537,000
Deferred tax liabilities	3,562,990	6,794,000
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	32,743,000	23,414,000	29,663,000
Unused tax losses [member] | Increarse [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	25,955,000	2,246,000
Unused tax losses [member] | Decrease [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	20,967,000	1,557,000
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,575,310	3,935,000	5,381,000
Unused tax credits [member] | Increarse [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,002,310	310,000
Unused tax credits [member] | Decrease [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,833,000	72,000
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	62,313,000	97,814,000	96,282,000
Deferred tax liabilities	20,378,000	30,221,000	$ 43,942,000
Temporary differences [member] | Increarse [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,171,000	16,768,000
Deferred tax liabilities	1,560,950	569,000
Temporary differences [member] | Decrease [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	44,968,000	12,908,000
Deferred tax liabilities	$ 3,562,990	$ 6,794,000